UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: December 31, 2002 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York December 31,2002 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 173 Form 13F Information Table Value Total : $ 304,138 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 994 24441 SH SOLE 0 292 24149 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1599 39329 SH DEFINED 0 39329 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 542 9650 SH SOLE 0 5050 4600 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 1055 68040 SH SOLE 0 10900 57140 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 794 51220 SH DEFINED 0 51220 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 652 14806 SH SOLE 0 14806 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 2259 51324 SH DEFINED 0 51324 ***SCHLUMBERGER LTD COMMON STOCK 806857108 522 12405 SH SOLE 0 12405 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1080 25650 SH DEFINED 0 25650 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 274 15120 SH DEFINED 0 15120 ABBOTT LABORATORIES COMMON STOCK 002824100 2192 54790 SH SOLE 0 54790 ABBOTT LABORATORIES COMMON STOCK 002824100 5579 139480 SH DEFINED 0 139480 AFFYMETRIX INC COMMON STOCK 00826T108 295 12900 SH SOLE 0 7500 5400 ALLERGAN INC COMMON STOCK 018490102 539 9350 SH SOLE 0 4800 4550 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 871 13973 SH SOLE 0 8000 5973 Altria Group COM 718154107 3445 85000 SH Sole 85000 AMAZON.COM INC COMMON STOCK 023135106 720 38090 SH SOLE 0 9800 28290 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 9027 156042 SH SOLE 0 27956 128086 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 23948 413964 SH DEFINED 0 413964 Amer Supercond. COM 030111108 468 155500 SH Sole 155500 AMERADA HESS CORP COMMON STOCK 023551104 309 5618 SH DEFINED 0 5618 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 964 27270 SH SOLE 0 13800 13470 Amgen COM 031162100 218 4500 SH Sole 4500 AMGEN CORP COMMON STOCK 031162100 2663 55079 SH SOLE 0 6200 48879 AMGEN CORP COMMON STOCK 031162100 3640 75300 SH DEFINED 0 75300 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1194 24920 SH SOLE 0 24920 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 252 5200 SH SOLE 0 5200 AOL TIME WARNER INC COMMON STOCK 00184A105 1472 112336 SH SOLE 0 28500 83836 AOL TIME WARNER INC COMMON STOCK 00184A105 935 71357 SH DEFINED 0 71357 APPLIED MATERIALS INC COMMON STOCK 038222105 563 43180 SH SOLE 0 16400 26780 APPLIED MATERIALS INC COMMON STOCK 038222105 2139 164158 SH DEFINED 0 164158 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 4316 109966 SH SOLE 0 4500 105466 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 7059 179847 SH DEFINED 0 179847 Avaya Inc. COM 053499109 130 53000 SH Sole 53000 BANK OF AMER CORP COMMON STOCK 060505104 265 3813 SH SOLE 0 3813 BAY VIEW CAPITAL CORP-DEL COMMON STOCK 07262L101 80 14000 SH SOLE 0 11000 3000 BECKMAN COULTER INC COMMON STOCK 075811109 246 8350 SH SOLE 0 2950 5400 BECTON DICKINSON & CO COMMON STOCK 075887109 276 8996 SH DEFINED 0 8996 BELLSOUTH CORP COMMON STOCK 079860102 293 11344 SH DEFINED 0 11344 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 371 153 SH SOLE 0 153 BIOMET INC COMMON STOCK 090613100 499 17425 SH SOLE 0 7000 10425 BROADCOM CORP CL A COMMON STOCK 111320107 188 12500 SH SOLE 0 10500 2000 BUCKEYE PARTNERS L P COMMON STOCK 118230101 307 8000 SH DEFINED 0 8000 CARNIVAL CORP-CL A COMMON STOCK 143658102 664 26600 SH SOLE 0 7700 18900 CHEESECAKE FACTORY INC COMMON STOCK 163072101 1870 51731 SH SOLE 0 18050 33681 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 273 8200 SH DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 1656 24916 SH SOLE 0 24916 CHEVRONTEXACO CORP COMMON STOCK 166764100 2608 39225 SH DEFINED 0 39225 Choicepoint COM 170388102 395 9999 SH Sole 9999 CISCO SYSTEMS INC COMMON STOCK 17275R102 6383 487287 SH SOLE 0 13400 473887 CISCO SYSTEMS INC COMMON STOCK 17275R102 7637 582987 SH DEFINED 0 582987 Cisco Systems Inc. COM 17275R102 519 39600 SH Sole 39600 CITIGROUP INC COMMON STOCK 172967101 496 14100 SH SOLE 0 8600 5500 COCA-COLA CO COMMON STOCK 191216100 353 8050 SH SOLE 0 8050 COCA-COLA CO COMMON STOCK 191216100 374 8533 SH DEFINED 0 8533 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5577 106373 SH SOLE 0 3400 102973 COLGATE PALMOLIVE CO COMMON STOCK 194162103 7033 134138 SH DEFINED 0 134138 COMCAST CORPORATION COMMON STOCK 20030N200 437 19352 SH DEFINED 0 19352 CONOCOPHILLIPS COMMON STOCK 20825C104 232 4800 SH SOLE 0 4800 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 295 10500 SH SOLE 0 4400 6100 DELL COMPUTER CORP COMMON STOCK 247025109 406 15200 SH SOLE 0 11100 4100 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 308 4000 SH SOLE 0 2500 1500 EBAY INC COMMON STOCK 278642103 729 10749 SH SOLE 0 3400 7349 ELECTRONIC ARTS COMMON STOCK 285512109 1396 28050 SH SOLE 0 6800 21250 ELI LILLY & CO COMMON STOCK 532457108 229 3600 SH DEFINED 0 3600 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 211 5000 SH DEFINED 0 5000 Encana Corp. COM 292505104 778 25020 SH Sole 25020 Exxon Corp. COM 302290101 224 6400 SH Sole 6400 EXXON MOBIL CORP COMMON STOCK 30231G102 1490 42639 SH SOLE 0 200 42439 EXXON MOBIL CORP COMMON STOCK 30231G102 2840 81284 SH DEFINED 0 81284 FANNIE MAE COMMON STOCK 313586109 1878 29200 SH SOLE 0 19000 10200 FIFTH THIRD BANCORP COMMON STOCK 316773100 312 5324 SH SOLE 0 5324 First American Corp. COM 318522307 240 10800 SH Sole 10800 First Republic Bank of San Fra COM 336158100 200 10000 SH Sole 10000 FISERV INC COMMON STOCK 337738108 203 5987 SH SOLE 0 4387 1600 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 4375 74096 SH SOLE 0 13100 60996 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 6013 101822 SH DEFINED 0 101822 GANNETT CO INC COMMON STOCK 364730101 627 8733 SH DEFINED 0 8733 GAP INC COMMON STOCK 364760108 294 18962 SH SOLE 0 10425 8537 GENERAL ELECTRIC CO COMMON STOCK 369604103 3408 139948 SH SOLE 0 70 139878 GENERAL ELECTRIC CO COMMON STOCK 369604103 6438 264406 SH DEFINED 0 264406 GENERAL MOTORS CORP COMMON STOCK 370442105 221 6000 SH SOLE 0 6000 GILLETTE CO COMMON STOCK 375766102 373 12300 SH SOLE 0 6300 6000 GlobalSantaFe Corp COM G3930E101 248 10200 SH Sole 10200 Gold Field's LTD ADR COM 38059T106 433 31000 SH Sole 31000 H J HEINZ CO COMMON STOCK 423074103 317 9650 SH SOLE 0 4100 5550 HARLEY DAVIDSON INC COMMON STOCK 412822108 2065 44698 SH SOLE 0 8600 36098 HERSHEY FOODS CORP COMMON STOCK 427866108 252 3737 SH SOLE 0 3737 HOME DEPOT INC COMMON STOCK 437076102 2300 95752 SH SOLE 0 6950 88802 HOME DEPOT INC COMMON STOCK 437076102 2925 121791 SH DEFINED 0 121791 HOOPER HOLMES INC COMMON STOCK 439104100 83 13500 SH SOLE 0 13500 HOUSEHOLD INTERNATIONAL INC COMMON STOCK 441815107 309 11100 SH SOLE 0 10000 1100 Hughes Electronics COM 370442832 308 28747 SH Sole 28747 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 363 5600 SH SOLE 0 5600 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 16 10000 SH SOLE 0 10000 Intel COM 458140100 156 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 2342 150420 SH SOLE 0 3400 147020 INTEL CORP COMMON STOCK 458140100 1496 96060 SH DEFINED 0 96060 INTERNATIONAL BUSINESS COMMON STOCK 459200101 1057 13634 SH SOLE 0 13634 INTERNATIONAL BUSINESS COMMON STOCK 459200101 10089 130178 SH DEFINED 0 130178 J P MORGAN CHASE & CO COMMON STOCK 46625H100 1420 59162 SH DEFINED 0 59162 JDS UNIPHASE CORP COMMON STOCK 46612J101 89 35985 SH SOLE 0 15500 20485 JOHNSON & JOHNSON COMMON STOCK 478160104 7815 145496 SH SOLE 0 10856 134640 JOHNSON & JOHNSON COMMON STOCK 478160104 6518 121350 SH DEFINED 0 121350 JUNIPER NETWORKS COMMON STOCK 48203R104 103 15085 SH SOLE 0 9950 5135 KERR MCGEE CORP COMMON STOCK 492386107 522 11788 SH DEFINED 0 11788 KIMBERLY CLARK CORP COMMON STOCK 494368103 554 11672 SH SOLE 0 11672 KIMBERLY CLARK CORP COMMON STOCK 494368103 1841 38776 SH DEFINED 0 38776 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 292 8340 SH DEFINED 0 8340 Kinder Morgan Llp COM 494550106 444 12700 SH Sole 12700 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 2584 57528 SH SOLE 0 10500 47028 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 2500 55675 SH DEFINED 0 55675 Liberty Media A COM 530718105 301 33700 SH Sole 33700 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 807 90214 SH SOLE 0 60000 30214 LSI LOGIC CORP COMMON STOCK 502161102 78 13600 SH SOLE 0 9000 4600 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 421 9100 SH SOLE 0 3900 5200 MAY DEPARTMENT STORES CO COMMON STOCK 577778103 624 27162 SH DEFINED 0 27162 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1029 17021 SH DEFINED 0 17021 MERCK & CO INC COMMON STOCK 589331107 2922 51614 SH SOLE 0 51614 MERCK & CO INC COMMON STOCK 589331107 16029 283154 SH DEFINED 0 283154 METLIFE INC COMMON STOCK 59156R108 1123 41543 SH SOLE 0 38400 3143 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 441 18049 SH SOLE 0 10362 7687 MICROSOFT CORP COMMON STOCK 594918104 5209 100748 SH SOLE 0 4400 96348 MICROSOFT CORP COMMON STOCK 594918104 4347 84075 SH DEFINED 0 84075 Morgan Stanley Instl Fund Inte 617440813 5059 485027 SH Sole 485027 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 326 3360 SH SOLE 0 2400 960 OMNICOM GROUP INC COMMON STOCK 681919106 1150 17805 SH SOLE 0 17805 OMNICOM GROUP INC COMMON STOCK 681919106 2637 40825 SH DEFINED 0 40825 Online Resources COM 68273G101 458 163000 SH Sole 163000 ORACLE CORP COMMON STOCK 68389X105 1282 118689 SH SOLE 0 21700 96989 ORACLE CORP COMMON STOCK 68389X105 399 36975 SH DEFINED 0 36975 PEPSICO INC COMMON STOCK 713448108 2174 51503 SH SOLE 0 51503 PEPSICO INC COMMON STOCK 713448108 5119 121250 SH DEFINED 0 121250 Peregrine Pharm COM 713661106 11 13500 SH Sole 13500 PFIZER INC COMMON STOCK 717081103 4653 152209 SH SOLE 0 69625 82584 PFIZER INC COMMON STOCK 717081103 2860 93550 SH DEFINED 0 93550 Pfizer Inc. COM 717081103 364 11900 SH Sole 11900 PHARMACIA CORP COMMON STOCK 71713U102 249 5952 SH SOLE 0 5952 PHILIP MORRIS COMPANIES INC COMMON STOCK 718154107 7356 181487 SH DEFINED 0 181487 PROCTER & GAMBLE CO COMMON STOCK 742718109 378 4399 SH SOLE 0 2800 1599 QUESTAR CORP COMMON STOCK 748356102 474 17055 SH SOLE 0 17055 QUESTAR CORP COMMON STOCK 748356102 548 19699 SH DEFINED 0 19699 Quinenco S.A. COM 748718103 248 51700 SH Sole 51700 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 380 14900 SH DEFINED 0 14900 SCHERING PLOUGH CORP COMMON STOCK 806605101 237 10672 SH DEFINED 0 10672 Senetek Plc - Adr COM 817209307 14 25000 SH Sole 25000 SIEBEL SYSTEMS INC COMMON STOCK 826170102 108 14650 SH SOLE 0 9800 4850 SIEBEL SYSTEMS INC COMMON STOCK 826170102 85 11550 SH DEFINED 0 11550 SOUTHTRUST CORP COMMON STOCK 844730101 780 31396 SH DEFINED 0 31396 SUN MICROSYSTEMS INC COMMON STOCK 866810104 827 266024 SH SOLE 0 26800 239224 SUN MICROSYSTEMS INC COMMON STOCK 866810104 155 49750 SH DEFINED 0 49750 SYMMETRICOM INC COMMON STOCK 871543104 58 13804 SH DEFINED 0 13804 TARGET CORP COMMON STOCK 87612E106 469 15649 SH SOLE 0 7750 7899 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 689 45884 SH SOLE 0 12300 33584 Tripath Imaging COM 896942109 398 148500 SH Sole 148500 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 2274 92833 SH SOLE 0 11200 81633 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 1715 70000 SH DEFINED 0 70000 US BANCORP DEL COMMON STOCK 902973304 942 44407 SH SOLE 0 44407 VALSPAR CORP COMMON STOCK 920355104 1174 26575 SH SOLE 0 26575 VALSPAR CORP COMMON STOCK 920355104 2178 49300 SH DEFINED 0 49300 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 969 25007 SH SOLE 0 25007 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 1751 45177 SH DEFINED 0 45177 Vodafone Group PLC COM 92857T107 225 12400 SH Sole 12400 W W GRAINGER INC COMMON STOCK 384802104 281 5450 SH SOLE 0 3800 1650 WAL-MART STORES INC COMMON STOCK 931142103 3978 78761 SH SOLE 0 78761 WAL-MART STORES INC COMMON STOCK 931142103 5922 117248 SH DEFINED 0 117248 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1093 67025 SH SOLE 0 67025 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 2075 127200 SH DEFINED 0 127200 WASHINGTON MUTUAL INC COMMON STOCK 939322103 376 10875 SH DEFINED 0 10875 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 337 22498 SH SOLE 0 11800 10698 WYETH COMMON STOCK 983024100 247 6600 SH SOLE 0 6600 YAHOO INC COMMON STOCK 984332106 335 20463 SH SOLE 0 7883 12580 REPORT SUMMARY 173 DATA RECORDS 304138 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED